Share-Based Compensation - Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo (Detail)			12 Months Ended
	Jun. 25, 2014	Jun. 09, 2014	Dec. 31, 2012
CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility			51.70%
Dividend yield			0.00%
Risk-free rate			0.40%
Option life (years)			3 years 4 months 21 days
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility	44.10%	44.50%
Dividend yield	2.70%	2.60%
Risk-free rate	1.68%	1.69%